PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 3,704,818	$ 3,206,568	$ 2,842,787
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	$ 3,000,000.0